Capitalized Software Costs and Intellectual Property: Schedule of Capitalized Software Costs (Tables)	3 Months Ended	21 Months Ended
	Sep. 30, 2014	Sep. 30, 2014
Tables/Schedules
Schedule of Capitalized Software Costs

	December 31,	December 31,
	2013	2012

Capitalized software costs	$1,440,278	$547,657
Less: accumulated amortization	199,646	--
Total capitalized software costs	1,240,632	547,657

License agreements	232,693	232,693
Less: Accumulated depreciation	116,347	75,878
Total licenses	116,346	156,815
Total intellectual property, net	$1,356,978	$704,472

	SEPTEMBER 30,	DECEMBER 31,
	2014	2013

Capitalized software costs	$2,010,408	$1,440,278
Less: accumulated amortization	(479,646)	(199,646)
Net capitalized software costs	1,530,762	1,240,632

License agreements	232,693	232,693
Less: accumulated depreciation	(151,251)	(116,347)
Net licenses	81,442	116,346
Total intellectual property, net	$1,612,204	$1,356,978